Income Tax - Components of Provision for Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Current	$ (2,646)	$ (5,212)	$ (1,482)
Deferred	(76)	(2,355)	(3,674)
Income tax expense	$ (2,722)	$ (7,567)	$ (5,156)